Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Transactions Between Related Parties	Transactions with related parties:

ITAÚ UNIBANCO HOLDING	12/31/2025				12/31/2024
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Assets
lnterbank investments	-	1,328	-	1,328	-	820	-	820
Loan operations	-	232	408	640	-	141	448	589
Securities and derivatives (assets and liabilities)	-	795	3,380	4,175	527	373	3,211	4,111
Other assets	-	406	301	707	-	437	54	491
Total assets	-	2,761	4,089	6,850	527	1,771	3,713	6,011

Liabilities
Deposits	(47)	(80)	(1,159)	(1,286)	-	(129)	(1,157)	(1,286)
Securities sold under repurchase agreements	-	(287)	(793)	(1,080)	-	(279)	(71)	(350)
Debt instruments	-	(84)	(213)	(297)	-	(29)	(146)	(175)
lnterbank and lnterbranch accounts (assets and liabilities)	-	(290)	-	(290)	-	-	-	-
Other liabilities	-	(200)	(4,263)	(4,463)	(2)	(13)	(1,576)	(1,591)
Total Liabilities	(47)	(941)	(6,428)	(7,416)	(2)	(450)	(2,950)	(3,402)

ITAÚ UNIBANCO HOLDING	01/01 to 12/31/2025				01/01 to 12/31/2024				01/01 to 12/31/2023
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Statement of lncome
lncome	41	263	14	318	156	91	914	1,161	173	48	629	850
Expenses	(5)	(29)	(230)	(264)	-	(74)	(482)	(556)	-	(20)	(298)	(318)
Other operating income / (expenses)	7	(261)	(481)	(735)	14	(167)	(839)	(992)	14	(81)	(196)	(263)
lncome	43	(27)	(697)	(681)	170	(150)	(407)	(387)	187	(53)	135	269

Schedule of Compensation and Benefits of Key Management Personnel
Compensation and benefits attributed to Management Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Fees	(851)	(711)	(686)
Profit sharing	(548)	(321)	(275)
Post-employment benefits	(10)	(10)	(6)
Share-based payment plan	(357)	(229)	(179)
Total	(1,766)	(1,271)	(1,146)